Prepayments and other current assets	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Prepayments and other current assets

6. Prepayments and other current assets

The prepayments and other current assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits	14,400	14,321
Less: Allowance for credit losses	—	(196)
	14,400	14,125
Prepayment to location partners(a)	74,301	59,970
VAT receivables	10,450	8,711
Prepayment to service providers(b)	116,342	248,929
Prepaid expenses	9,577	7,620
Others	3,602	6,389
Total	228,672	345,744
(a)	It represents entry fees and prepaid commissions to location partners. As discussed in Note 2(u), entry fees paid to location partners are amortized on straight line basis over the contractual period with location partners during which the Group’s equipment is placed in location partners’ venues. In addition, since 2021, when entering into the location partner agreements, the Group agreed to prepay commissions to certain location partners. The amount of the prepayment is based on the pre-agreed forecast of commissions to the location partners during the contractual period. The prepayment is used to offset the actual commissions to be paid to the local partners on monthly basis based on the pre-agreed monthly forecast of commissions. The location partners are obligated to refund to the Group any remaining prepayments if performance target is not met within a pre-agreed period.

The Group is closely monitoring the recoverability of these prepayments to location partners based on the actual performance of each of the location partners. For the years ended December 31, 2021, 2022, and 2023, the Group recognized nil, RMB56,385 and RMB21,783 impairments for the prepaid commissions to the location partners whose businesses were wound up as a result of the surge of COVID-19 infections in certain regions in 2022 and deteriorated performance of certain individual location partners in 2023.

(b)	It represents the prepayment made to third-party payment processing providers who are engaged by Group to facilitate its settlement with network partners and location partners for the commission fees or to facilitate the Group’s settlement service to the network partners. Depends on the settlement arrangement with different payment processing providers, after the prepayment is made by the Group, the commissions can be drawn down by network partners at their discretions or settled by payment processing providers on a pre-agreed settlement period. Upon settlement, the prepayment made to the payment processing providers and payables to network partners and location partners (Note 10) are derecognized accordingly. As of December 31, 2022, both the amounts of the prepayment made to the payment processing providers and commission payables increased as result of the lengthened settlement period agreed with the payment processing provider. As of December 31, 2023, the increase of prepayments made to the service providers was mainly due to increase of transaction volume with network partners.

The following table summarizes the activity in the allowance for credit losses related to deposits in prepayments and other current assets for the year ended December 31, 2023:

Year Ended,
December 31,2023
RMB
Balance as at December 31, 2022	—
Adoption of ASC Topic 326	146
Balance as at January 1, 2023	146
Current period provision, net	50
Balance as at December 31, 2023	196